Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Mar. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 10.00		$ 10.00
Proceeds from issuance of IPO				$ 275,000,000
Deferred underwriting commissions noncurrent	$ 9,600,000			9,625,000
Proceeds from issuance of private placement				8,000,000
Payment to acquire restricted investments	$ 275,000,000			$ 275,000,000
Restricted investments term	185 days		185 days
Percentage of public shares to be redeemed on non completion of business combination			100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO			24 months	24 months
Dissolution Expense			$ 100,000	$ 100,000
Minimum share price of the residual assets remaining available for distribution			$ 10.00	$ 10.00
Amount available in operating bank account				$ 804,000
Working Capital				1,700,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from unsecured and non-interest bearing promissory note				112,000
Due to related parties current				0
Founder Shares [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock				$ 25,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account			80.00%	80.00%
Percentage of voting interests acquired			50.00%	50.00%
Net tangible assets required for consummation of business combination			$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%	15.00%
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs	$ 11,000
Class of warrants and rights issued during the period	5,333,333		4,866,667
Class of warrants and rights issued, price per warrant	$ 1.50		$ 1.50
Proceeds from issuance of private placement	$ 8,000,000		$ 7,300,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		3,600,000	3,600,000
Offering costs	15,800,000
Deferred underwriting commissions noncurrent	$ 9,600,000		$ 8,400,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares	3,500,000
Deferred underwriting commissions noncurrent			$ 9,700,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period			5,346,667
Proceeds from issuance of private placement			$ 8,000,000
Class A Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock par or stated value per share	$ 0.001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares	27,500,000		24,000,000
Share price	$ 10.00		$ 10.00
Proceeds from issuance of IPO	$ 275,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares	3,500,000		27,600,000
Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.00	$ 10.00